Disclosure of significant accounting policies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Text block [abstract]
Disclosure of significant accounting policies
4.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a.	Statement of compliance

The condensed consolidated financial statements have been prepared in accordance with IAS 34 “Interim Financial Reporting”. The condensed consolidated financial statements are not subject to qualification relating to the application of IFRSs as issued by IASB.

b.	Basis of preparation

The condensed consolidated financial statements have been prepared on the historical cost basis except for financial instruments and other payable arising from cash-settled share-based payment arrangements which are measured at fair value.

c.	Basis of consolidation

The condensed consolidated financial statements incorporate the financial statements of the Company and its subsidiaries.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by the Company.

All intra-group transactions, balances, income and expenses are eliminated in full upon consolidation.

d.	Other significant accounting policies

Refer to the summary of significant accounting policies for the consolidated financial statements for the year ended December 31, 2018, unless otherwise stated below.

1)	Leases

2019

At the inception of a contract, the Group assesses whether the contract is, or contains, a lease.

The Group as lessee

The Group recognizes right-of-use assets and lease liabilities for all leases at the commencement date of a lease, except for short-term leases and low-value asset leases accounted for applying a recognition exemption where lease payments are recognized as expenses on a straight-line basis over the lease terms.

Right-of-use assets are initially measured at cost, which comprises the initial measurement of lease liabilities adjusted for lease payments made at or before the commencement date. Right-of-use assets are subsequently measured at cost less accumulated depreciation and impairment losses and adjusted for any remeasurement of the lease liabilities. Right-of-use assets are presented on a separate line in the consolidated balance sheets.

Right-of-use assets are depreciated using the straight-line method from the commencement dates to the earlier of the end of the useful lives of the right-of-use assets or the end of the lease terms.

Lease liabilities are initially measured at the present value of the lease payments, which comprise fixed payments and in-substance fixed payments. The lease payments are discounted using the interest rate implicit in a lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group uses its incremental borrowing rate.

Subsequently, lease liabilities are measured at amortized cost using the effective interest method, with interest expense recognized over the lease terms. When there is a change in a lease term, the Group remeasures the lease liabilities with a corresponding adjustment to the right-of-use-assets. However, if the carrying amount of the right-of-use assets is reduced to zero, any remaining amount of the remeasurement is recognized in profit or loss. Lease liabilities are presented as a separate line in the consolidated balance sheets.

Variable lease payments that do not depend on an index or a rate are recognized as expenses in the periods in which they are incurred.

2018

Leases are classified as finance leases whenever the terms of a lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

The Group as lessee

Operating lease payments are recognized as expenses on a straight-line basis over the lease term.

2)	Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax. Interim period income taxes are assessed on an annual basis and calculated by applying to an interim period’s pre-tax income the tax rate that would be applicable to expected total annual earnings. The effect of a change in tax rate resulting from a change in tax law is recognized consistently with the accounting for the transaction itself which gives rise to the tax consequence, and this is recognized in profit or loss, other comprehensive income or directly in equity in full in the period in which the change in tax rate occurs.

4.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a.	Statement of compliance

The accompanying consolidated financial statements have been prepared in conformity with IFRSs issued by the IASB.

b.	Basis of preparation

The consolidated financial statements have been prepared on the historical cost basis except for financial instruments and other payable arising from cash-settled share-based payment arrangements which are measured at fair value.

The preparation of these consolidated financial statements in conformity with IFRSs requires management to exercise its judgment in the process of applying the Group’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions. The areas involving a higher degree of judgment or complexity, or areas where estimates and assumptions are significant to the consolidated financial statements, are disclosed in Note 5.

c.	Classification of current and non-current assets and liabilities

Current assets include:

1)	Assets held primarily for the purpose of trading;

2)	Assets expected to be realized within 12 months after the reporting period; and

3)	Cash and cash equivalents unless the asset is restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period.

Current liabilities include:

1)	Liabilities held primarily for the purpose of trading;

2)	Liabilities due to be settled within 12 months after the reporting period; and

3)	Liabilities for which the Group does not have an unconditional right to defer settlement for at least 12 months after the reporting period.

Assets and liabilities that are not classified as current are classified as non-current.

d.	Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intragroup transactions, balances, income and expenses are eliminated in full upon consolidation.

e.	Foreign currencies

The reporting currency of the Group is the U.S. dollar. The functional currency of the majority of the Group’s entities is the U.S. dollar.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Exchange differences are recognized in “other gains and losses, net” in the consolidated statement of comprehensive loss.

f.	Property, plant and equipment

Property, plant and equipment are stated at cost, less recognized accumulated depreciation and accumulated impairment loss.

Depreciation is recognized using the straight-line method. Each significant part is depreciated separately. The estimated useful lives, residual values and depreciation methods are reviewed at the end of each reporting period, with the effect of any changes in estimates accounted for on a prospective basis.

Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the respective asset and is recognized in the consolidated statement of comprehensive loss.

g.	Intangible assets

1)	Intangible assets acquired separately

Intangible assets with finite useful lives that are acquired separately are initially measured at cost and subsequently measured at cost, less accumulated amortization and accumulated impairment loss. Amortization is recognized on a straight-line basis. The estimated useful lives, residual values, and amortization methods are reviewed at the end of each reporting period, with the effect of any changes in estimates accounted for on a prospective basis. Intangible assets with indefinite useful lives that are acquired separately are measured at cost, less accumulated impairment loss.

2)	Internally-generated intangible assets - research and development expenditures

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

An internally-generated intangible asset arising from the development phase of an internal project is recognized only if all of the following have been demonstrated:

a)	The technical feasibility of completing the intangible asset so that it will be available for use or sale;

b)	The intention to complete the intangible asset and use or sell it;

c)	The ability to use or sell the intangible asset;

d)	The manner in which intangible asset will generate probable future economic benefits;

e)	The availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and

f)	The ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally-generated intangible assets is the sum of the expenditure incurred from the date when an intangible asset first meets the recognition criteria listed above. Subsequent to initial recognition, they are measured on the same basis as intangible assets that are acquired separately.

3)	Derecognition of intangible assets

On derecognition of an intangible asset, the difference between the net disposal proceeds and the carrying amount of the asset is recognized in profit or loss.

h.	Impairment of tangible and intangible assets

At the end of each reporting period, the Group reviews the carrying amounts of its tangible and intangible assets in order to determine whether there is any indication that those assets have suffered any impairment loss. If any such indication exists, the recoverable amount of an asset is estimated in order to determine the extent of the impairment loss. When it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Intangible assets with indefinite useful lives and intangible assets not yet available for use are not subject to amortization, but are tested annually for impairment or more frequently if there are indicators of impairment. In respect of the impairment indicators, the Group considers both internal and external sources of information to determine whether an asset may be impaired, which may include the significant underperformance of the business in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes with adverse effects in the use of the assets, as well as the internal reporting which indicates the economic performance of an asset is worse than expected. If any such indicators exist, the Group will estimate the recoverable amount of such indefinite-lived intangible asset and compare it with its carrying amount. The recoverable amount is the higher of fair value, less costs to sell and value in use. If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash-generating unit is reduced to its recoverable amount, with the resulting impairment loss recognized in profit or loss.

An impairment loss recognized in prior periods shall be reversed if, and only if, there has been a change in the estimates used to determine the recoverable amount since the last impairment loss was recognized. When an impairment loss is subsequently reversed, the carrying amount of the corresponding asset or cash-generating unit is increased to the revised estimate of its recoverable amount, but only to the extent of the carrying amount that would have been determined had no impairment loss been recognized on the asset or cash-generating unit in prior years. A reversal of an impairment loss is recognized in the consolidated statement of comprehensive loss.

i.	Financial instruments

Financial assets and financial liabilities are recognized when a group entity becomes a party to the contractual provisions of the instruments.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss (i.e., FVTPL)) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at FVTPL are recognized immediately in profit or loss.

1)	Financial assets

All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis.

a)	Measurement categories

2017 (prior to adoption of IFRS 9)

Financial assets are classified into the following categories: Financial assets at FVTPL, held-to-maturity investments, available-for-sale financial assets and loans and receivables. Financial assets held by the Group in 2017 are classified as loans and receivables.

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables (including cash and cash equivalents and refundable deposits) are measured using the effective interest method at amortized cost less any impairment.

Cash equivalents include highly liquid investments which are readily convertible to a known amount of cash and subject to an insignificant risk of change in value.

2018 (after adoption of IFRS 9)

Financial assets are classified into the following categories: Financial assets at FVTPL, financial assets at amortized cost and equity instruments at fair value through other comprehensive income (i.e., FVTOCI).

i.	Financial assets at FVTPL

Derivative financial assets are classified as at FVTPL when such a financial asset is mandatorily classified as at FVTPL.

Financial assets at FVTPL are subsequently measured at fair value, with any gains or losses arising on remeasurement recognized in profit or loss. The net gain or loss recognized in profit or loss incorporates any dividends or interest earned on such a financial asset. Fair value is determined in the manner described in Note 22.

ii.	Financial assets at amortized cost

A financial asset shall be measured at amortized cost if both of the following conditions are met:

i)	The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

ii)	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

For the financial assets measured at amortized cost (including cash and cash equivalents and refundable deposits), the Group applies the effective interest method to the gross carrying amount at amortized cost less any impairment from initial recognition. Any foreign exchange gains and losses are recognized in profit or loss.

Interest income is calculated by applying the effective interest rate to the gross carrying amount of such a financial asset.

Cash equivalents include time deposits, which are highly liquid, readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. These cash equivalents are held for the purpose of meeting short-term cash commitments.

iii.	Investments in equity instruments at FVTOCI

On initial recognition, the Group may make an irrevocable election to designate investments in equity instruments as at FVTOCI. Designation as at FVTOCI is not permitted if the equity investment is held for trading or if it is contingent consideration recognized by an acquirer in a business combination.

Investments in equity instruments at FVTOCI are subsequently measured at fair value with gains and losses arising from changes in fair value recognized in other comprehensive income and accumulated in other equity. The cumulative gain or loss will not be reclassified to profit or loss on disposal of the equity investments; instead, it will be transferred to retained earnings.

Dividends on these investments in equity instruments are recognized in profit or loss when the Group’s right to receive the dividends is established, unless the dividends clearly represent a recovery of part of the cost of the investment.

b)	Impairment of financial assets

2017

Financial assets, other than those at fair value through profit or loss, are assessed for indicators of impairment at the end of each reporting period. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial assets, the estimated future cash flows of the investment have been affected.

For financial assets measured at amortized cost, such as accounts receivable, assets are assessed for impairment on a collective basis even if they were assessed not to be impaired individually.

For a financial asset measured at amortized cost, the amount of the impairment loss recognized is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the financial asset’s original effective interest rate.

For financial assets measured at amortized cost, if, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment (at the date the impairment is reversed) does not exceed what the amortized cost would have been had the impairment not been recognized.

For all other financial assets, objective evidence of impairment could include significant financial difficulty of the issuer or counterparty, breach of contract, such as a default or delinquency in interest or principal payments, and if it becomes probable that the borrower will enter bankruptcy or financial re-organization.

The carrying amount of a financial asset is reduced by the impairment loss directly for all financial assets, with the exception of accounts receivable and other receivables where the carrying amount is reduced through the use of an allowance account. When accounts receivable and other receivables are considered uncollectible, they are written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Except for uncollectible trade receivables and other receivables that are written off against the allowance account, changes in the carrying amount of the allowance account are recognized in profit or loss.

2018

The Group recognizes a loss allowance for expected credit losses on financial assets at amortized cost.

For financial instruments, the Group recognizes lifetime expected credit losses (i.e., ECLs) when there has been a significant increase in credit risk since initial recognition. If, on the other hand, the credit risk on a financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to 12-month ECLs.

Expected credit losses reflect the weighted average of credit losses with the respective risks of default occurring as the weights. Lifetime ECLs represent the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECLs represent the portion of lifetime ECLs that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

The Group recognizes an impairment gain or loss in profit or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account.

c)	Derecognition of financial assets

The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party.

Before 2018, on derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss which had been recognized in other comprehensive income is recognized in profit or loss. Starting from 2018, on derecognition of a financial asset at amortized cost in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss. On derecognition of an investment in an equity instrument at FVTOCI, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss, and the cumulative gain or loss which had been recognized in other comprehensive income is transferred directly to retained earnings, without recycling through profit or loss.

2)	Equity instruments

Equity instruments issued by a group entity are classified as equity in accordance with the substance of the contractual arrangements and the definitions of an equity instrument.

Equity instruments issued by a group entity are recognized at the proceeds received, net of direct issue costs.

No gain or loss is recognized in profit or loss on the issuance of the Company’s own equity instruments.

3)	Financial liabilities

a)	Subsequent measurement

All financial liabilities are measured at amortized cost using the effective interest method.

b)	Derecognition of financial liabilities

The difference between the carrying amount of a financial liability derecognized and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss.

j.	Revenue recognition

2017

Revenue comprises the fair value of the consideration received or receivable for the out-licensing of experimental drugs that have reached ‘proof of concept’ to customers for ongoing global development and launch, in the ordinary course of the Group’s activities. Revenue is presented, net of goods and services tax, rebates and discounts. See Note 15 for details of the Group’s licensing agreements.

The Group recognizes revenue when the Group has completed the out-licensing of the experimental drug to the customers, the customers have accepted the products and the collectability of the related receivables is reasonably assured.

Typically income from out-licensing may take the form of upfront fees, milestones and/or sales royalties. Revenue is recognized upon the receipt of the non-refundable upfront payment if the license of intellectual property has stand-alone value and the Group has no remaining, subsequent performance obligation in accordance with the licensing agreements. Otherwise, revenue recognition is deferred and spread over the period of performance on a straight-line basis. Milestone payments which are contingent on achieving certain clinical milestones are recognized as revenues either on achievement of such milestones, or over the period of the performance obligation if the Group has continuing performance obligations. Royalties on marketed drugs, which are recognized as revenue on an accrual basis and in accordance with the substance of the contracts, are recognized when it is probable that the economic benefits of a transaction will flow to the Group and the revenue can be measured reliably.

Revenue from the sale of research material is recognized when all the following conditions are satisfied:

1)	The Group has transferred the significant risks and rewards of the research material to the buyer;

2)	The Group retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the research material sold;

3)	The amount of revenue can be measured reliably;

4)	It is probable that the economic benefits will flow to the Group; and

5)	The costs incurred or to be incurred can be measured reliably.

Interest income is primarily a result of deposits in banks and is recognized as non-operating income when it is probable that the economic benefits will flow to the Group and the amount of income can be measured reliably. Interest income is accrued on a time basis, by reference to the principal outstanding and at the applicable effective interest rate.

2018

Revenue comprises the fair value of the consideration received or receivable for the out-licensing of experimental drugs that have reached ‘proof of concept’ to business partners for ongoing global development and launch, in the ordinary course of our activities. Revenue is presented, net of goods and services tax, rebates and discounts. See Note 15 for details of the Group’s licensing agreements.

The group recognizes revenue when it has completed the out-licensing of the experimental drug to business partners, and such partners have accepted the products, and the collectability of the related receivables is reasonably assured.

Typically the consideration received from out-licensing may take the form of upfront payments, option payments, milestone payments, and royalty payments on licensed products. To determine revenue recognition for contracts with customers, the Group performs the following five steps:

1)	Identify the contract with a customer;

2)	Identify the performance obligations in the contract;

3)	Determine the transaction price;

4)	Allocate the transaction price to the performance obligations in the contract; and

5)	Recognize revenue when (or as) the group satisfies the performance obligations.

At the inception of a contract, the Group assesses the goods or services promised within each contract to determine whether each promised good or service is distinct and identify those that are performance obligations. The Group recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Upfront License Fees

If a license to the Group’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Group will recognize revenues from non-refundable, upfront fees allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. Licenses that are not distinct shall be bundled with other performance obligations until it identifies a bundle of performance obligations that is distinct. The Group uses judgment to assess the nature of the combined performance obligation to determine whether it is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue. The Group evaluates the measure of progress at the end of each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Milestone Payments

At the inception of each contract with customers that includes development or regulatory milestone payments (i.e., the variable consideration), the Group includes some or all amount of variable consideration in the transaction price estimated only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized would not occur when the uncertainty related to the variable consideration is subsequently resolved. Milestone payments that are contingent upon the achievement of events that are uncertain or not controllable, such as regulatory approvals, are generally not considered highly probable of being achieved until those approvals are received. Therefore, they are not included in the transaction price. At the end of each reporting period, the Group evaluates the probability of achievement of such milestone payments and any related constraints, and if necessary, adjusts our estimate of the overall transaction price.

Royalties

For arrangements that include sales-based royalties, including commercial milestone payments based on the level of sales, and for which the license is deemed to be the predominant item to which the royalties relate, the Group recognizes revenue at the later of the following:

1)	when the subsequent sales occur, or

2)	when the performance obligation, to which some or all of the royalty has been allocated, has been satisfied (or partially satisfied).

To date, the group has not recognized any royalty revenue resulting from any of out-licensing arrangements.

k.	Research and development expenses

Elements of research and development expenses primarily include:

1)	payroll and other related costs of personnel engaged in research and development activities;

2)

costs related to preclinical testing of the Group’s technologies under development and clinical trials, such as payments to contract research organizations (“CROs”), investigators and clinical trial sites that conduct the Group’s clinical studies;

3)	costs to develop the product candidates, including raw materials, supplies and product testing related expenses; and

4)	other research and development expenses.

Research and development expenses are expensed as incurred when these expenditures relate to the Group’s research and development services and have no alternative future uses. The conditions enabling the capitalization of development costs as an asset have not yet been met and, therefore, all development expenditures are recognized in profit or loss when incurred.

l.	Leasing

Leases are classified as finance leases whenever the terms of a lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

The Group as lessee

Operating lease payments are recognized as expenses on a straight-line basis over the lease term.

m.	Retirement benefits

Payments to defined contribution retirement benefit plans are recognized as expenses when employees have rendered services entitling them to the contributions.

n.	Share-based payment arrangements

Equity-settled share-based payments to employees are measured at the fair value of the equity instruments at the grant date.

The fair value determined at the grant date of the employee share options is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of the number of employee share options that will eventually vest, with a corresponding increase in “capital surplus - employee share options”. The fair value determined at the grant date of the employee share options is recognized as an expense in full at the grant date when the share options granted vest immediately.

At the end of each reporting period, the Group revises its estimate of the number of employee share options expected to vest. The impact of the revision of the original estimates is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the capital surplus.

The fair value of the amount payable to beneficiaries in respect of bonus entitlement unit grants, which are settled in cash, is recognized as an expense with a corresponding increase in liabilities, over the period during which the beneficiaries become unconditionally entitled to payment. The amount is remeasured at each reporting date and at settlement based on the fair value of the bonus entitlement units. Any changes in the liability are recognized in profit or loss.

o.	Taxation

The provision for income tax recognized in profit or loss comprises current and deferred tax. Current tax is income tax paid and payable for the current year based on the taxable profit of the year and any adjustments to tax payable (or receivable) in respect of prior years. Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis used in the computation of taxable profit or loss. Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized. The carrying amount is reviewed at the end of each reporting period on the same basis. Deferred tax is measured at the tax rates that are expected to apply in the period in which the asset or liability is settled, based on tax rates that have been enacted or substantively enacted by the end of the reporting period.